Annual Fund Operating Expenses	Oct. 31, 2025
Old Westbury All Cap Core Fund | Old Westbury All Cap Core Fund | Old Westbury All Cap Core Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.95%
Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.10%
Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 31, 2028
Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	1.16%	[1]
Fee Waiver or Reimbursement	(0.04%)	[2]
Net Expenses (as a percentage of Assets)	1.12%	[2]
Old Westbury Total Equity Fund | Old Westbury Total Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 31, 2028
Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Old Westbury Total Equity Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.11%	[3]
Fee Waiver or Reimbursement	(0.12%)	[4]
Net Expenses (as a percentage of Assets)	0.99%	[4]
Old Westbury Credit Income Fund | Old Westbury Credit Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 31, 2028
Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Old Westbury Credit Income Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.06%
Expenses (as a percentage of Assets)	0.92%	[5]
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	0.91%	[6]
Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 31, 2028
Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.12%)	[7]
Net Expenses (as a percentage of Assets)	0.57%	[7]
Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 31, 2028
Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.37%)	[8]
Net Expenses (as a percentage of Assets)	0.37%	[8]
Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 31, 2028
Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.08%)	[9]
Net Expenses (as a percentage of Assets)	0.57%	[9]
Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 31, 2028
Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.19%)	[10]
Net Expenses (as a percentage of Assets)	0.57%	[10]
Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Oct. 31, 2028
Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.17%)	[11]
Net Expenses (as a percentage of Assets)	0.57%	[11]

[1]	Total Annual Fund Operating Expenses will not agree with the ratio of expenses to average net assets before expense waiver in the Fund’s Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Adviser has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 1.10%. This commitment may not be changed or terminated at any time before October 31, 2028 without the approval of the Board of Directors.
[3]	Total Annual Fund Operating Expenses will not agree with the ratio of expenses to average net assets before expense waiver in the Fund’s Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[4]	The Adviser has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.98%. This commitment may not be changed or terminated at any time before October 31, 2028 without the approval of the Board of Directors.
[5]	Total Annual Fund Operating Expenses will not agree with the ratio of expenses to average net assets in the Fund’s Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[6]	The Adviser has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.85%. This commitment may not be changed or terminated at any time before October 31, 2028 without the approval of the Board of Directors.
[7]	The Adviser has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.57%. This commitment may not be changed or terminated at any time before October 31, 2028 without the approval of the Board of Directors.
[8]	The Adviser has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.37%. This commitment may not be changed or terminated at any time before October 31, 2028 without the approval of the Board of Directors.
[9]	The Adviser has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.57%. This commitment may not be changed or terminated at any time before October 31, 2028 without the approval of the Board of Directors.
[10]	The Adviser has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.57%. This commitment may not be changed or terminated at any time before October 31, 2028 without the approval of the Board of Directors.
[11]	The Adviser has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.57%. This commitment may not be changed or terminated at any time before October 31, 2028 without the approval of the Board of Directors.